Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.74471%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,380,901.45

Principal:
Principal Collections	$29,972,400.70
Prepayments in Full	$15,096,776.23
Liquidation Proceeds	$522,629.30
Recoveries	$7,574.23
Sub Total	$45,599,380.46
Collections	$50,980,281.91

Purchase Amounts:
Purchase Amounts Related to Principal	$143,398.17
Purchase Amounts Related to Interest	$923.62
Sub Total	$144,321.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,124,603.70

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,124,603.70
Servicing Fee	$1,134,329.13	$1,134,329.13	$0.00	$0.00	$49,990,274.57
Interest - Class A-1 Notes	$25,821.72	$25,821.72	$0.00	$0.00	$49,964,452.85
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$48,884,452.85
Interest - Class A-2b Notes	$968,711.63	$968,711.63	$0.00	$0.00	$47,915,741.22
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$46,067,282.89
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$45,793,282.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,793,282.89
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$45,619,592.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,619,592.89
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,619,592.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,619,592.89
Regular Principal Payment	$53,391,694.27	$45,619,592.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,124,603.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,619,592.89
Total					$45,619,592.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$6,295,420.37	$19.08	$25,821.72	$0.08	$6,321,242.09	$19.16
Class A-2a Notes	$21,646,333.50	$72.15	$1,080,000.00	$3.60	$22,726,333.50	$75.75
Class A-2b Notes	$17,677,839.02	$72.15	$968,711.63	$3.95	$18,646,550.65	$76.10
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,619,592.89	$28.89	$4,370,681.68	$2.77	$49,990,274.57	$31.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$6,295,420.37	0.0190770	$0.00	0.0000000
Class A-2a Notes	$300,000,000.00	1.0000000	$278,353,666.50	0.9278456
Class A-2b Notes	$245,000,000.00	1.0000000	$227,322,160.98	0.9278456
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,255,235,420.37	0.7949861	$1,209,615,827.48	0.7660936

Pool Information
Weighted Average APR	4.772%	4.775%
Weighted Average Remaining Term	51.59	50.80
Number of Receivables Outstanding	38,302	37,637
Pool Balance	$1,361,194,957.53	$1,315,119,228.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,276,235,596.45	$1,233,422,683.40
Pool Factor	0.8060154	0.7787322

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$81,696,544.75
Targeted Overcollateralization Amount	$113,275,502.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,503,400.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$340,524.98
(Recoveries)		12	$7,574.23
Net Loss for Current Collection Period			$332,950.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2935%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3564%
Second Prior Collection Period			0.2854%
Prior Collection Period			0.3998%
Current Collection Period			0.2986%
Four Month Average (Current and Prior Three Collection Periods)			0.3351%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		507	$2,247,045.08
(Cumulative Recoveries)			$38,206.65
Cumulative Net Loss for All Collection Periods			$2,208,838.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1308%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,432.04
Average Net Loss for Receivables that have experienced a Realized Loss			$4,356.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	186	$7,945,573.94
61-90 Days Delinquent	0.12%	30	$1,540,011.43
91-120 Days Delinquent	0.02%	5	$270,817.34
Over 120 Days Delinquent	0.02%	7	$260,779.38
Total Delinquent Receivables	0.76%	228	$10,017,182.09

Repossession Inventory:
Repossessed in the Current Collection Period		22	$1,173,503.07
Total Repossessed Inventory		35	$1,841,914.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1025%
Prior Collection Period			0.0966%
Current Collection Period			0.1116%
Three Month Average			0.1036%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1575%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$4,252,004.56
2 Months Extended	114	$5,303,692.76
3+ Months Extended	22	$835,868.51

Total Receivables Extended	232	$10,391,565.83
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer